REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
Revenue	$ 5,329,214	$ 5,954,833	$ 5,238,341
Non-current Assets other than deferred tax	11,922,582	11,147,953	11,215,971
Revenue from sale of goods	5,245,489	5,857,584	5,133,339
Revenue from rendering of services	83,725	97,249	105,002
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	2,895,924	3,679,227	3,103,567
Non-current Assets other than deferred tax	7,480,456	6,865,406	6,624,381
Revenue from sale of goods	2,841,003	3,608,017	3,028,025
Revenue from rendering of services	54,921	71,210	75,543
ARGENTINA
Disclosure Of Reportable Segments [Line Items]
Revenue	395,689	479,698	494,479
Non-current Assets other than deferred tax	781,693	825,914	956,511
Revenue from sale of goods	395,689	479,698	494,479
Revenue from rendering of services	0	0	0
BRAZIL
Disclosure Of Reportable Segments [Line Items]
Revenue	542,676	504,589	395,416
Non-current Assets other than deferred tax	947,265	984,746	1,274,536
Revenue from sale of goods	542,676	504,589	395,416
Revenue from rendering of services	0	0	0
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenue	928,617	815,668	801,092
Non-current Assets other than deferred tax	832,570	810,461	575,231
Revenue from sale of goods	928,617	815,668	801,092
Revenue from rendering of services	0	0
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenue	439,565	475,651	443,786
Non-current Assets other than deferred tax	1,724,698	1,661,425	1,785,312
Revenue from sale of goods	410,834	449,612	414,326
Revenue from rendering of services	28,731	26,039	29,460
Mexico
Disclosure Of Reportable Segments [Line Items]
Revenue	126,743	0	0
Non-current Assets other than deferred tax	155,900	0	0
Revenue from sale of goods	126,670	0	0
Revenue from rendering of services	$ 73	$ 0	$ 0